Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2012
Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III: Real Estate and Accumulated Depreciation Disclosure

APARTMENT INVESTMENT AND MANAGEMENT COMPANY
AIMCO PROPERTIES, L.P.
SCHEDULE III: REAL ESTATE AND ACCUMULATED DEPRECIATION
December 31, 2012
(In Thousands Except Unit Data)

						(2)		(3)
		(1)				Initial Cost		Cost Capitalized	December 31, 2012
	Property	Date		Year	Number		Buildings and	Subsequent to		Buildings and	(4)	Accumulated	Total Cost
Property Name	Type	Consolidated	Location	Built	of Units	Land	Improvements	Consolidation	Land	Improvements	Total	Depreciation (AD)	Net of AD	Encumbrances

Conventional Properties:
100 Forest Place	High Rise	Dec-97	Oak Park, IL	1987	234	$2,664	$18,815	$6,026	$2,664	$24,841	$27,505	$(10,218)	$17,287	$26,447
118-122 West 23rd Street	High Rise	Jun-12	New York, NY	1987	42	14,985	23,459	43	14,985	23,502	38,487	(437)	38,050	19,854
1582 First Avenue	High Rise	Mar-05	New York, NY	1900	17	4,281	752	264	4,281	1,016	5,297	(412)	4,885	2,567
173 E. 90th Street	High Rise	May-04	New York, NY	1910	72	12,066	4,535	2,229	12,067	6,763	18,830	(2,257)	16,573	7,584
182-188 Columbus Avenue	Mid Rise	Feb-07	New York, NY	1910	32	19,123	3,300	2,560	19,123	5,860	24,983	(1,812)	23,171	13,471
204-206 West 133rd Street	Mid Rise	Jun-07	New York, NY	1910	44	4,352	1,450	1,483	4,352	2,933	7,285	(790)	6,495	2,963
2232-2240 Seventh Avenue	Mid Rise	Jun-07	New York, NY	1910	24	3,366	3,785	1,256	3,366	5,041	8,407	(1,220)	7,187	2,972
2247-2253 Seventh Avenue	Mid Rise	Jun-07	New York, NY	1910	35	7,356	3,335	1,595	7,356	4,930	12,286	(1,496)	10,790	5,483
2252-2258 Seventh Avenue	Mid Rise	Jun-07	New York, NY	1910	35	4,318	4,504	1,677	4,318	6,181	10,499	(1,572)	8,927	5,125
2300-2310 Seventh Avenue	Mid Rise	Jun-07	New York, NY	1910	63	10,417	6,964	4,280	10,417	11,244	21,661	(3,446)	18,215	9,362
236-238 East 88th Street	High Rise	Jan-04	New York, NY	1900	43	8,820	2,914	1,980	8,820	4,894	13,714	(1,694)	12,020	6,427
237-239 Ninth Avenue	High Rise	Mar-05	New York, NY	1900	36	8,495	1,866	1,108	8,494	2,975	11,469	(1,071)	10,398	6,271
240 West 73rd Street, LLC	High Rise	Sep-04	New York, NY	1900	200	68,109	12,140	6,166	68,109	18,306	86,415	(5,344)	81,071	28,383
2484 Seventh Avenue	Mid Rise	Jun-07	New York, NY	1921	23	2,601	1,726	655	2,601	2,381	4,982	(556)	4,426	2,472
2900 on First Apartments	Mid Rise	Oct-08	Seattle, WA	1989	135	19,070	17,518	9,631	19,071	27,148	46,219	(3,192)	43,027	19,711
306 East 89th Street	High Rise	Jul-04	New York, NY	1930	20	2,680	1,006	423	2,681	1,428	4,109	(508)	3,601	2,094
311 & 313 East 73rd Street	Mid Rise	Mar-03	New York, NY	1904	34	5,678	1,609	615	5,678	2,224	7,902	(1,323)	6,579	2,579
322-324 East 61st Street	High Rise	Mar-05	New York, NY	1900	40	6,372	2,224	1,034	6,372	3,258	9,630	(1,201)	8,429	3,851
3400 Avenue of the Arts	Mid Rise	Mar-02	Costa Mesa, CA	1987	770	57,241	65,506	71,647	57,240	137,154	194,394	(63,334)	131,060	114,875
452 East 78th Street	High Rise	Jan-04	New York, NY	1900	12	1,982	608	389	1,982	997	2,979	(376)	2,603	1,495
464-466 Amsterdam & 200-210 W. 83rd Street	Mid Rise	Feb-07	New York, NY	1910	72	25,553	7,101	4,045	25,552	11,147	36,699	(2,988)	33,711	19,679
510 East 88th Street	High Rise	Jan-04	New York, NY	1900	20	3,163	1,002	366	3,163	1,368	4,531	(456)	4,075	2,460
514-516 East 88th Street	High Rise	Mar-05	New York, NY	1900	36	6,282	2,168	658	6,282	2,826	9,108	(1,028)	8,080	4,174
707 Leahy	Garden	Apr-07	Redwood City, CA	1973	110	15,444	7,909	4,692	15,444	12,601	28,045	(3,828)	24,217	9,746
865 Bellevue	Garden	Jul-00	Nashville, TN	1972	326	3,562	12,037	27,519	3,562	39,556	43,118	(21,116)	22,002	18,437
Arbours Of Hermitage, The	Garden	Jul-00	Hermitage, TN	1972	350	3,217	12,023	8,394	3,217	20,417	23,634	(9,547)	14,087	9,630
Auburn Glen (5)	Garden	Dec-06	Jacksonville, FL	1974	251	7,670	8,191	3,762	7,670	6,248	13,918	(3,988)	9,930	9,445
Bank Lofts	High Rise	Apr-01	Denver, CO	1920	117	3,525	9,045	2,072	3,525	11,117	14,642	(5,310)	9,332	11,798
Bay Parc Plaza	High Rise	Sep-04	Miami, FL	2000	471	22,680	41,847	6,345	22,680	48,192	70,872	(11,055)	59,817	45,748
Bay Ridge at Nashua	Garden	Jan-03	Nashua, NH	1984	412	3,262	40,713	5,784	3,262	46,497	49,759	(14,050)	35,709	31,154
Bayberry Hill Estates	Garden	Aug-02	Framingham, MA	1971	424	18,916	35,945	12,878	18,916	48,823	67,739	(17,469)	50,270	33,804
Bluffs at Pacifica, The	Garden	Oct-06	Pacifica, CA	1963	64	8,108	4,132	13,384	8,108	17,516	25,624	(6,010)	19,614	6,087
Boston Lofts	High Rise	Apr-01	Denver, CO	1/1/1890	158	3,446	20,589	6,068	3,447	26,656	30,103	(11,519)	18,584	17,235
Boulder Creek	Garden	Jul-94	Boulder, CO	1973	221	754	7,730	17,581	755	25,310	26,065	(12,924)	13,141	9,686
Broadcast Center	Garden	Mar-02	Los Angeles, CA	1990	279	29,407	41,244	26,890	29,407	68,134	97,541	(28,874)	68,667	55,364
Broadway Lofts	High Rise	Sep-12	San Diego, CA	1909	84	5,367	14,442	32	5,367	14,474	19,841	(223)	19,618	10,544
Buena Vista	Mid Rise	Jan-06	Pasadena, CA	1973	92	9,693	6,818	1,342	9,693	8,160	17,853	(2,130)	15,723	10,190
Burke Shire Commons	Garden	Mar-01	Burke, VA	1986	360	4,867	23,617	4,442	4,867	28,059	32,926	(12,550)	20,376	43,042
Calhoun Beach Club	High Rise	Dec-98	Minneapolis, MN	1928	332	11,708	73,334	49,155	11,708	122,489	134,197	(53,597)	80,600	47,287
Canterbury Green	Garden	Dec-99	Fort Wayne, IN	1970	1,988	13,659	73,115	23,576	13,659	96,691	110,350	(51,486)	58,864	51,359
Canyon Terrace	Garden	Mar-02	Saugus, CA	1984	130	7,508	6,601	6,036	7,508	12,637	20,145	(5,564)	14,581	10,268

						(2)		(3)
		(1)				Initial Cost		Cost Capitalized	December 31, 2012
	Property	Date		Year	Number		Buildings and	Subsequent to		Buildings and	(4)	Accumulated	Total Cost
Property Name	Type	Consolidated	Location	Built	of Units	Land	Improvements	Consolidation	Land	Improvements	Total	Depreciation (AD)	Net of AD	Encumbrances

Casa del Mar at Baymeadows	Garden	Oct-06	Jacksonville, FL	1984	144	5,039	10,562	2,022	5,039	12,584	17,623	(3,477)	14,146	8,987
Cedar Rim	Garden	Apr-00	Newcastle, WA	1980	104	761	5,218	17,057	761	22,275	23,036	(17,006)	6,030	7,583
Center Square	High Rise	Oct-99	Doylestown, PA	1975	350	582	4,190	3,003	582	7,193	7,775	(3,404)	4,371	13,522
Chestnut Hall	High Rise	Oct-06	Philadelphia, PA	1923	315	12,338	14,299	6,444	12,338	20,743	33,081	(9,030)	24,051	17,632
Chestnut Hill Village	Garden	Apr-00	Philadelphia, PA	1963	821	6,469	49,316	48,573	6,469	97,889	104,358	(53,126)	51,232	57,282
Chimneys of Cradle Rock	Garden	Jun-04	Columbia, MD	1979	198	2,040	8,108	1,253	2,040	9,361	11,401	(3,068)	8,333	16,403
Colony at Kenilworth	Garden	Oct-99	Towson, MD	1966	383	2,403	18,799	15,490	2,403	34,289	36,692	(19,675)	17,017	23,432
Columbus Avenue	Mid Rise	Sep-03	New York, NY	1/1/1880	59	35,527	9,450	4,365	35,527	13,815	49,342	(7,281)	42,061	24,187
Creekside	Garden	Jan-00	Denver, CO	1974	328	3,189	12,698	5,216	3,189	17,914	21,103	(9,710)	11,393	12,610
Crescent at West Hollywood, The	Mid Rise	Mar-02	West Hollywood, CA	1985	130	15,765	10,215	14,324	15,765	24,539	40,304	(15,510)	24,794	23,872
Douglaston Villas and Townhomes	Garden	Aug-99	Altamonte Springs, FL	1979	234	1,666	9,353	8,099	1,666	17,452	19,118	(8,503)	10,615	10,101
Elm Creek	Mid Rise	Dec-97	Elmhurst, IL	1987	372	5,910	30,830	21,865	5,910	52,695	58,605	(24,248)	34,357	42,173
Evanston Place	High Rise	Dec-97	Evanston, IL	1990	189	3,232	25,546	5,888	3,232	31,434	34,666	(13,064)	21,602	20,909
Farmingdale	Mid Rise	Oct-00	Darien, IL	1975	240	11,763	15,174	9,289	11,763	24,463	36,226	(12,638)	23,588	16,499
Fishermans Wharf	Garden	Nov-96	Clute, TX	1981	360	1,257	7,585	5,442	1,257	13,027	14,284	(6,087)	8,197	6,670
Flamingo Towers	High Rise	Sep-97	Miami Beach, FL	1960	1,138	32,239	39,410	231,964	32,239	271,374	303,613	(108,367)	195,246	114,596
Forestlake Apartments (5)	Garden	Mar-07	Daytona Beach, FL	1982	120	3,860	4,320	652	3,860	2,858	6,718	(1,313)	5,405	4,491
Four Quarters Habitat	Garden	Jan-06	Miami, FL	1976	336	2,379	17,199	17,155	2,379	34,354	36,733	(18,160)	18,573	9,478
Foxchase	Garden	Dec-97	Alexandria, VA	1940	2,113	15,496	96,062	30,896	15,496	126,958	142,454	(60,011)	82,443	212,862
Georgetown	Garden	Aug-02	Framingham, MA	1964	207	12,351	13,168	1,834	12,351	15,002	27,353	(5,278)	22,075	10,530
Glen at Forestlake, The (5)	Garden	Mar-07	Daytona Beach, FL	1982	26	933	862	201	933	148	1,081	(245)	836	986
Granada	Mid Rise	Aug-02	Framingham, MA	1958	72	4,577	4,057	811	4,577	4,868	9,445	(2,272)	7,173	3,526
Grand Pointe	Garden	Dec-99	Columbia, MD	1972	325	2,714	16,771	5,244	2,715	22,014	24,729	(9,934)	14,795	16,046
Greens	Garden	Jul-94	Chandler, AZ	2000	324	2,303	713	27,923	2,303	28,636	30,939	(16,490)	14,449	10,353
Heritage Park Escondido	Garden	Oct-00	Escondido, CA	1986	196	1,055	7,565	1,459	1,055	9,024	10,079	(5,022)	5,057	7,299
Heritage Park Livermore	Garden	Oct-00	Livermore, CA	1988	167	1,039	9,170	1,408	1,039	10,578	11,617	(5,580)	6,037	7,532
Heritage Village Anaheim	Garden	Oct-00	Anaheim, CA	1986	196	1,832	8,541	1,508	1,832	10,049	11,881	(5,550)	6,331	8,858
Hidden Cove	Garden	Jul-98	Escondido, CA	1983	334	3,043	17,616	7,203	3,043	24,819	27,862	(11,867)	15,995	29,596
Hidden Cove II	Garden	Jul-07	Escondido, CA	1986	118	12,849	6,530	6,050	12,849	12,580	25,429	(5,251)	20,178	11,059
Highcrest Townhomes	Town Home	Jan-03	Woodridge, IL	1968	176	3,051	13,452	1,127	3,052	14,578	17,630	(6,575)	11,055	10,391
Hillcreste	Garden	Mar-02	Century City, CA	1989	315	35,862	47,216	24,045	35,862	71,261	107,123	(32,382)	74,741	71,430
Hillmeade	Garden	Nov-94	Nashville, TN	1986	288	2,872	16,070	9,186	2,872	25,256	28,128	(13,520)	14,608	17,426
Horizons West Apartments	Mid Rise	Dec-06	Pacifica, CA	1970	78	8,887	6,377	1,743	8,887	8,120	17,007	(2,536)	14,471	4,966
Hunt Club	Garden	Sep-00	Gaithersburg, MD	1986	336	17,859	13,149	8,053	17,859	21,202	39,061	(8,178)	30,883	30,842
Hunter's Chase	Garden	Jan-01	Midlothian, VA	1985	320	7,935	7,915	2,963	7,935	10,878	18,813	(4,333)	14,480	15,641
Hunters Glen	Garden	Oct-99	Plainsboro, NJ	1976	896	8,778	47,259	42,228	8,779	89,486	98,265	(62,350)	35,915	65,339
Hyde Park Tower	High Rise	Oct-04	Chicago, IL	1990	155	4,731	14,927	3,136	4,731	18,063	22,794	(4,290)	18,504	14,276
Independence Green	Garden	Jan-06	Farmington Hills, MI	1960	981	10,191	24,586	23,263	10,191	47,849	58,040	(19,662)	38,378	26,531
Indian Oaks	Garden	Mar-02	Simi Valley, CA	1986	254	24,523	15,801	4,877	24,523	20,678	45,201	(7,783)	37,418	31,725
Island Club	Garden	Oct-00	Oceanside, CA	1986	592	18,027	28,654	12,955	18,027	41,609	59,636	(21,126)	38,510	62,203
Key Towers	High Rise	Apr-01	Alexandria, VA	1964	140	1,526	7,050	5,888	1,526	12,938	14,464	(7,096)	7,368	10,446
Lakeside	Garden	Oct-99	Lisle, IL	1972	568	5,840	27,937	30,641	5,840	58,578	64,418	(35,724)	28,694	28,250
Lakeside at Vinings Mountain	Garden	Jan-00	Atlanta, GA	1983	220	2,111	11,862	15,498	2,111	27,360	29,471	(17,284)	12,187	14,677
Lakeside Place	Garden	Oct-99	Houston, TX	1976	734	6,172	34,151	16,484	6,173	50,634	56,807	(25,672)	31,135	26,033
Latrobe	High Rise	Jan-03	Washington, DC	1980	175	3,459	9,103	15,905	3,459	25,008	28,467	(16,186)	12,281	29,909
Lazy Hollow	Garden	Apr-05	Columbia, MD	1979	178	2,429	12,181	469	2,430	12,649	15,079	(5,912)	9,167	13,532
Lincoln Place (5)	Garden	Oct-04	Venice, CA	1951	696	128,332	10,439	143,954	44,197	153,091	197,288	(1,173)	196,115	64,822
Lodge at Chattahoochee, The	Garden	Oct-99	Sandy Springs, GA	1970	312	2,335	16,370	23,245	2,335	39,615	41,950	(24,237)	17,713	21,508

						(2)		(3)
		(1)				Initial Cost		Cost Capitalized	December 31, 2012
	Property	Date		Year	Number		Buildings and	Subsequent to		Buildings and	(4)	Accumulated	Total Cost
Property Name	Type	Consolidated	Location	Built	of Units	Land	Improvements	Consolidation	Land	Improvements	Total	Depreciation (AD)	Net of AD	Encumbrances

Los Arboles	Garden	Sep-97	Chandler, AZ	1986	232	1,662	9,504	2,929	1,662	12,433	14,095	(5,941)	8,154	7,797
Preserve at Marin	Mid Rise	Aug-11	Corte Madera, CA	1964	126	13,537	30,132	12,449	13,516	42,602	56,118	—	56,118	28,340
Malibu Canyon	Garden	Mar-02	Calabasas, CA	1986	698	69,834	53,438	31,581	69,834	85,019	154,853	(38,736)	116,117	91,634
Maple Bay	Garden	Dec-99	Virginia Beach, VA	1971	414	2,597	16,141	29,353	2,598	45,493	48,091	(27,300)	20,791	31,793
Mariners Cove	Garden	Mar-02	San Diego, CA	1984	500	—	66,861	6,618	—	73,479	73,479	(25,014)	48,465	2,964
Meadow Creek	Garden	Jul-94	Boulder, CO	1968	332	1,435	24,533	5,598	1,435	30,131	31,566	(14,163)	17,403	23,033
Merrill House	High Rise	Jan-00	Falls Church, VA	1964	159	1,836	10,831	6,692	1,836	17,523	19,359	(6,848)	12,511	18,786
Monterey Grove	Garden	Jun-08	San Jose, CA	1999	224	34,325	21,939	2,967	34,325	24,906	59,231	(5,585)	53,646	33,929
Oak Park Village	Garden	Oct-00	Lansing, MI	1972	618	10,048	16,771	6,169	10,048	22,940	32,988	(12,772)	20,216	23,487
Pacific Bay Vistas (5)	Garden	Mar-01	San Bruno, CA	1987	308	28,694	62,460	50,238	22,994	112,698	135,692	(57,047)	78,645	38,905
Pacifica Park	Garden	Jul-06	Pacifica, CA	1977	104	12,970	6,579	3,291	12,970	9,870	22,840	(3,871)	18,969	12,342
Palazzo at Park La Brea, The	Mid Rise	Feb-04	Los Angeles, CA	2002	521	48,362	125,464	17,434	48,362	142,898	191,260	(46,321)	144,939	120,010
Palazzo East at Park La Brea, The	Mid Rise	Mar-05	Los Angeles, CA	2005	611	72,578	136,503	12,632	72,578	149,135	221,713	(44,594)	177,119	125,620
Paradise Palms	Garden	Jul-94	Phoenix, AZ	1985	130	647	3,516	6,539	647	10,055	10,702	(6,495)	4,207	6,128
Park Towne Place	High Rise	Apr-00	Philadelphia, PA	1959	959	10,472	47,301	61,039	10,472	108,340	118,812	(36,968)	81,844	82,486
Parktown Townhouses	Garden	Oct-99	Deer Park, TX	1968	309	2,572	12,051	13,281	2,572	25,332	27,904	(11,940)	15,964	10,313
Parkway	Garden	Mar-00	Willamsburg, VA	1971	148	386	2,834	2,982	386	5,816	6,202	(3,397)	2,805	8,814
Pathfinder Village	Garden	Jan-06	Fremont, CA	1973	246	19,595	14,838	9,460	19,595	24,298	43,893	(7,441)	36,452	18,620
Peachtree Park	Garden	Jan-96	Atlanta, GA	1969	303	4,684	11,713	11,360	4,683	23,074	27,757	(10,950)	16,807	8,539
Peak at Vinings Mountain, The	Garden	Jan-00	Atlanta, GA	1980	280	2,651	13,660	17,963	2,651	31,623	34,274	(20,009)	14,265	15,506
Peakview Place	Garden	Jan-00	Englewood, CO	1975	296	3,442	18,734	5,424	3,443	24,157	27,600	(16,667)	10,933	12,246
Peppertree	Garden	Mar-02	Cypress, CA	1971	136	8,030	5,225	2,303	8,030	7,528	15,558	(3,330)	12,228	12,846
Pine Lake Terrace	Garden	Mar-02	Garden Grove, CA	1971	111	4,124	6,035	1,993	4,125	8,027	12,152	(3,204)	8,948	9,252
Plantation Gardens	Garden	Oct-99	Plantation ,FL	1971	372	3,773	19,443	17,636	3,773	37,079	40,852	(14,121)	26,731	23,048
Post Ridge	Garden	Jul-00	Nashville, TN	1972	150	1,883	6,712	4,398	1,883	11,110	12,993	(5,932)	7,061	5,781
Ramblewood	Garden	Dec-99	Wyoming, MI	1973	1,707	8,661	61,082	6,781	8,661	67,863	76,524	(21,557)	54,967	33,797
Ravensworth Towers	High Rise	Jun-04	Annandale, VA	1974	219	3,455	17,157	2,192	3,455	19,349	22,804	(9,741)	13,063	22,692
Reflections	Garden	Sep-00	Virginia Beach, VA	1987	480	15,988	13,684	4,859	15,988	18,543	34,531	(8,553)	25,978	30,845
Regency Oaks	Garden	Oct-99	Fern Park, FL	1961	343	1,832	9,905	10,281	1,832	20,186	22,018	(12,160)	9,858	10,636
Remington at Ponte Vedra Lakes	Garden	Dec-06	Ponte Vedra Beach, FL	1986	344	18,795	18,650	4,033	18,795	22,683	41,478	(6,713)	34,765	23,583
River Club,The	Garden	Apr-05	Edgewater, NJ	1998	266	30,579	30,638	2,491	30,579	33,129	63,708	(10,108)	53,600	34,762
River Reach	Garden	Sep-00	Naples, FL	1986	556	17,728	18,337	7,439	17,728	25,776	43,504	(12,498)	31,006	27,158
Riverloft	High Rise	Oct-99	Philadelphia, PA	1910	184	2,120	11,287	27,400	2,120	38,687	40,807	(14,123)	26,684	16,545
Riverside	High Rise	Apr-00	Alexandria ,VA	1973	1,222	10,493	65,474	84,296	10,492	149,771	160,263	(96,634)	63,629	104,015
Rosewood	Garden	Mar-02	Camarillo, CA	1976	152	12,430	8,060	3,712	12,430	11,772	24,202	(4,133)	20,069	17,473
Royal Crest Estates	Garden	Aug-02	Warwick, RI	1972	492	22,433	24,095	4,888	22,433	28,983	51,416	(14,530)	36,886	36,429
Royal Crest Estates	Garden	Aug-02	Fall River, MA	1974	216	5,833	12,044	970	5,832	13,015	18,847	(5,872)	12,975	10,640
Royal Crest Estates	Garden	Aug-02	Nashua, NH	1970	902	68,230	45,562	9,099	68,231	54,660	122,891	(29,633)	93,258	42,546
Royal Crest Estates	Garden	Aug-02	Marlborough, MA	1970	473	25,178	28,786	4,276	25,178	33,062	58,240	(15,140)	43,100	33,948
Royal Crest Estates	Garden	Aug-02	North Andover, MA	1970	588	51,292	36,807	13,047	51,292	49,854	101,146	(20,209)	80,937	59,402
Runaway Bay	Garden	Oct-00	Lantana, FL	1987	404	5,935	16,052	7,960	5,934	24,013	29,947	(10,476)	19,471	20,958
San Melia	Garden	Mar-12	Phoenix, AZ	1998	488	16,631	55,679	1,872	16,631	57,551	74,182	(1,572)	72,610	32,505
Savannah Trace	Garden	Mar-01	Shaumburg, IL	1986	368	13,960	20,732	3,660	13,960	24,392	38,352	(10,260)	28,092	25,373
Scotchollow	Garden	Jan-06	San Mateo, CA	1971	418	49,475	17,756	10,477	49,474	28,234	77,708	(9,100)	68,608	47,616
Shenandoah Crossing	Garden	Sep-00	Fairfax, VA	1984	640	18,200	57,198	15,504	18,200	72,702	90,902	(36,570)	54,332	66,168
Signal Pointe	Garden	Oct-99	Winter Park, FL	1969	368	2,392	11,358	26,088	2,392	37,446	39,838	(22,780)	17,058	18,136
Signature Point	Garden	Nov-96	League City, TX	1994	304	2,810	17,579	2,713	2,810	20,292	23,102	(8,003)	15,099	9,025
Springwoods at Lake Ridge	Garden	Jul-02	Woodbridge, VA	1984	180	5,587	7,284	2,848	5,587	10,132	15,719	(2,300)	13,419	13,703

						(2)		(3)
		(1)				Initial Cost		Cost Capitalized	December 31, 2012
	Property	Date		Year	Number		Buildings and	Subsequent to		Buildings and	(4)	Accumulated	Total Cost
Property Name	Type	Consolidated	Location	Built	of Units	Land	Improvements	Consolidation	Land	Improvements	Total	Depreciation (AD)	Net of AD	Encumbrances

Spyglass at Cedar Cove	Garden	Sep-00	Lexington Park, MD	1985	152	3,241	5,094	2,840	3,241	7,934	11,175	(4,050)	7,125	10,049
Stafford	High Rise	Oct-02	Baltimore, MD	1/1/1889	96	562	4,033	3,964	562	7,997	8,559	(4,929)	3,630	4,124
Steeplechase	Garden	Jul-02	Plano, TX	1985	368	7,056	10,510	6,788	7,056	17,298	24,354	(7,977)	16,377	16,167
Steeplechase	Garden	Sep-00	Largo, MD	1986	240	3,675	16,111	3,808	3,675	19,919	23,594	(9,086)	14,508	22,633
Sterling Apartment Homes, The	Garden	Oct-99	Philadelphia, PA	1961	537	8,871	55,365	24,749	8,871	80,114	88,985	(39,920)	49,065	74,295
Stone Creek Club	Garden	Sep-00	Germantown, MD	1984	240	13,593	9,347	5,876	13,593	15,223	28,816	(7,613)	21,203	23,879
Tamarac Village	Garden	Apr-00	Denver, CO	1979	564	4,224	23,491	8,931	4,223	32,423	36,646	(18,734)	17,912	17,816
Towers Of Westchester Park, The	High Rise	Jan-06	College Park, MD	1972	303	15,198	22,029	7,977	15,198	30,006	45,204	(8,120)	37,084	26,418
Township At Highlands	Town Home	Nov-96	Centennial, CO	1985	161	1,536	9,773	6,333	1,536	16,106	17,642	(8,501)	9,141	15,768
Twin Lake Towers	High Rise	Oct-99	Westmont, IL	1969	399	3,268	18,763	36,907	3,268	55,670	58,938	(35,927)	23,011	25,982
Twin Lakes	Garden	Apr-00	Palm Harbor, FL	1986	262	2,063	12,850	5,671	2,063	18,521	20,584	(10,542)	10,042	12,204
Vantage Pointe	Mid Rise	Aug-02	Swampscott, MA	1987	96	4,748	10,089	730	4,749	10,818	15,567	(3,472)	12,095	6,092
Verandahs at Hunt Club	Garden	Jul-02	Apopka, FL	1985	210	2,286	7,724	2,794	2,286	10,518	12,804	(3,765)	9,039	10,503
Views at Vinings Mountain, The	Garden	Jan-06	Atlanta, GA	1983	180	610	5,026	12,028	610	17,054	17,664	(13,304)	4,360	13,186
Villa Del Sol	Garden	Mar-02	Norwalk, CA	1972	120	7,476	4,861	2,299	7,476	7,160	14,636	(3,410)	11,226	11,792
Village in the Woods	Garden	Jan-00	Cypress, TX	1983	530	3,463	15,787	10,447	3,463	26,234	29,697	(15,610)	14,087	18,802
Village of Pennbrook	Garden	Oct-98	Levittown, PA	1969	722	10,240	38,222	13,052	10,240	51,274	61,514	(27,022)	34,492	46,442
Villages of Baymeadows	Garden	Oct-99	Jacksonville, FL	1972	904	4,860	33,956	54,483	4,860	88,439	93,299	(53,876)	39,423	—
Villas at Park La Brea, The	Garden	Mar-02	Los Angeles, CA	2002	250	8,630	48,871	4,669	8,630	53,540	62,170	(19,055)	43,115	25,414
Vista Del Lagos	Garden	Dec-97	Chandler, AZ	1986	200	804	4,951	3,389	804	8,340	9,144	(3,492)	5,652	11,259
Waterford Village	Garden	Aug-02	Bridgewater, MA	1971	588	29,110	28,101	2,798	29,110	30,899	60,009	(18,306)	41,703	39,141
Waterways Village	Garden	Jun-97	Aventura, FL	1994	180	4,504	11,064	3,935	4,504	14,999	19,503	(7,049)	12,454	4,866
Waverly Apartments	Garden	Aug-08	Brighton, MA	1970	103	7,920	11,347	1,374	7,920	12,721	20,641	(2,531)	18,110	12,860
West Winds	Garden	Oct-02	Orlando, FL	1985	272	2,332	11,481	3,071	2,332	14,552	16,884	(5,939)	10,945	12,123
Wexford Village	Garden	Aug-02	Worcester, MA	1974	264	6,339	17,939	1,185	6,339	19,124	25,463	(8,347)	17,116	11,837
Willow Bend	Garden	May-98	Rolling Meadows, IL	1969	328	2,717	15,437	25,425	2,717	40,862	43,579	(24,755)	18,824	19,026
Windrift	Garden	Mar-01	Oceanside, CA	1987	404	24,960	17,590	19,358	24,960	36,948	61,908	(22,890)	39,018	43,305
Windrift	Garden	Oct-00	Orlando, FL	1987	288	3,696	10,029	5,372	3,696	15,401	19,097	(6,787)	12,310	16,288
Windsor Crossing	Garden	Mar-00	Newport News, VA	1978	156	131	2,110	2,599	131	4,709	4,840	(2,477)	2,363	1,281
Windsor Park	Garden	Mar-01	Woodbridge, VA	1987	220	4,279	15,970	3,943	4,279	19,913	24,192	(7,835)	16,357	18,849
Woodcreek	Garden	Oct-02	Mesa, AZ	1985	432	2,431	15,885	4,427	2,431	20,312	22,743	(12,286)	10,457	18,549
Woods Of Williamsburg	Garden	Jan-06	Williamsburg, VA	1976	125	798	3,657	1,274	798	4,931	5,729	(3,581)	2,148	871
Yacht Club at Brickell	High Rise	Dec-03	Miami, FL	1998	357	31,362	32,214	7,464	31,363	39,677	71,040	(9,835)	61,205	49,919
Yorktown Apartments	High Rise	Dec-99	Lombard, IL	1971	364	3,055	18,162	32,468	3,055	50,630	53,685	(18,066)	35,619	24,698
Total Conventional Properties					55,737	1,971,510	3,381,708	2,160,023	1,881,661	5,531,709	7,413,370	(2,415,557)	4,997,813	4,226,756

Affordable Properties:
All Hallows	Garden	Jan-06	San Francisco, CA	1976	157	1,338	29,770	20,750	1,338	50,520	51,858	(23,604)	28,254	22,936
Antioch Towers	High Rise	Jan-10	Cleveland, OH	1976	171	720	8,802	357	720	9,159	9,879	(3,083)	6,796	5,447
Arvada House	High Rise	Nov-04	Arvada, CO	1977	88	405	3,314	2,251	405	5,565	5,970	(1,925)	4,045	4,042
Bayview	Garden	Jun-05	San Francisco, CA	1976	146	582	15,265	17,295	582	32,560	33,142	(16,923)	16,219	11,879
Beacon Hill	High Rise	Mar-02	Hillsdale, MI	1980	198	1,094	7,044	6,609	1,093	13,654	14,747	(5,066)	9,681	7,092
Biltmore Towers	High Rise	Mar-02	Dayton, OH	1980	230	1,814	6,411	13,557	1,813	19,969	21,782	(11,574)	10,208	10,468
Blakewood	Garden	Oct-05	Statesboro, GA	1973	42	58	882	421	58	1,303	1,361	(1,162)	199	634
Bolton North	High Rise	Jan-06	Baltimore, MD	1977	209	1,429	6,569	598	1,429	7,167	8,596	(2,637)	5,959	10,595
Butternut Creek	Mid Rise	Jan-06	Charlotte, MI	1980	100	505	3,617	3,810	505	7,427	7,932	(4,773)	3,159	4,053
Carriage House	Mid Rise	Dec-06	Petersburg, VA	1885-01-01	118	716	2,886	3,727	716	6,613	7,329	(3,068)	4,261	1,918
City Line	Garden	Mar-02	Newport News, VA	1976	200	500	2,014	7,531	500	9,545	10,045	(3,371)	6,674	4,625

						(2)		(3)
		(1)				Initial Cost		Cost Capitalized	December 31, 2012
	Property	Date		Year	Number		Buildings and	Subsequent to		Buildings and	(4)	Accumulated	Total Cost
Property Name	Type	Consolidated	Location	Built	of Units	Land	Improvements	Consolidation	Land	Improvements	Total	Depreciation (AD)	Net of AD	Encumbrances

Copperwood I Apartments	Garden	Apr-06	The Woodlands, TX	1980	150	364	8,373	4,948	363	13,322	13,685	(11,362)	2,323	5,401
Copperwood II Apartments	Garden	Oct-05	The Woodlands, TX	1981	150	459	5,553	3,450	459	9,003	9,462	(4,902)	4,560	5,572
Country Club Heights	Garden	Mar-04	Quincy, IL	1976	200	676	5,715	4,937	675	10,653	11,328	(4,860)	6,468	6,422
Crevenna Oaks	Town Home	Jan-06	Burke, VA	1979	50	355	4,848	351	355	5,199	5,554	(2,368)	3,186	2,943
Darby Townhouses	Town Home	Jan-10	Sharon Hill, PA	1970	172	1,297	11,115	398	1,298	11,512	12,810	(5,179)	7,631	4,995
Denny Place	Garden	Mar-02	North Hollywood, CA	1984	17	394	1,579	150	394	1,729	2,123	(590)	1,533	1,088
Fairwood	Garden	Jan-06	Carmichael, CA	1979	86	177	5,264	265	176	5,530	5,706	(3,730)	1,976	2,100
Fountain Place	Mid Rise	Jan-06	Connersville, IN	1980	102	378	2,091	3,009	378	5,100	5,478	(1,096)	4,382	1,048
Friendset Apartments	High Rise	Jan-06	Brooklyn, NY	1979	259	550	16,304	372	550	16,676	17,226	(10,078)	7,148	13,443
Hamlin Estates	Garden	Mar-02	North Hollywood, CA	1983	30	1,009	1,691	200	1,010	1,890	2,900	(708)	2,192	1,159
Hanover Square	High Rise	Jan-06	Baltimore, MD	1980	199	1,656	9,575	728	1,656	10,303	11,959	(6,457)	5,502	10,211
Hatillo Housing	Mid Rise	Jan-06	Hatillo, PR	1982	64	202	2,876	479	202	3,355	3,557	(2,077)	1,480	1,332
Hopkins Village	Mid Rise	Sep-03	Baltimore, MD	1979	165	549	5,973	3,588	549	9,561	10,110	(2,881)	7,229	9,100
Hudson Gardens	Garden	Mar-02	Pasadena, CA	1983	41	914	1,548	1,240	914	2,788	3,702	(726)	2,976	3,139
Ingram Square	Garden	Jan-06	San Antonio, TX	1980	120	800	3,136	5,725	800	8,861	9,661	(3,797)	5,864	3,630
Kirkwood House	High Rise	Sep-04	Baltimore, MD	1979	261	1,337	9,358	8,346	1,338	17,703	19,041	(5,445)	13,596	16,000
La Salle	Garden	Oct-00	San Francisco, CA	1976	145	1,866	19,567	17,667	1,866	37,234	39,100	(21,321)	17,779	17,649
La Vista	Garden	Jan-06	Concord, CA	1981	75	581	4,449	4,256	581	8,705	9,286	(2,315)	6,971	5,249
Loring Towers	High Rise	Oct-02	Minneapolis, MN	1975	230	886	7,445	8,170	886	15,615	16,501	(5,941)	10,560	10,033
Loring Towers Apartments	High Rise	Sep-03	Salem, MA	1973	250	187	14,050	7,090	187	21,140	21,327	(6,718)	14,609	11,528
Montblanc Gardens	Town Home	Dec-03	Yauco, PR	1982	128	390	3,859	654	391	4,512	4,903	(2,589)	2,314	3,193
New Baltimore	Mid Rise	Mar-02	New Baltimore, MI	1980	101	896	2,360	5,182	896	7,542	8,438	(2,933)	5,505	2,107
Newberry Park	Garden	Dec-97	Chicago, IL	1995	84	1,380	7,632	387	1,380	8,019	9,399	(3,269)	6,130	7,066
Northpoint	Garden	Jan-00	Chicago, IL	1921	304	2,510	14,334	16,645	2,510	30,979	33,489	(20,423)	13,066	18,126
O'Neil	High Rise	Jan-06	Troy, NY	1978	115	88	4,067	1,377	88	5,444	5,532	(4,243)	1,289	2,526
Panorama Park	Garden	Mar-02	Bakersfield, CA	1982	66	521	5,520	1,071	521	6,591	7,112	(2,432)	4,680	2,087
Parc Chateau I	Garden	Jan-06	Lithonia, GA	1973	86	592	1,442	320	592	1,762	2,354	(1,698)	656	192
Parc Chateau II	Garden	Jan-06	Lithonia, GA	1974	88	596	2,965	289	596	3,254	3,850	(2,504)	1,346	193
Park Place	Mid Rise	Jun-05	St Louis, MO	1977	242	705	6,327	10,096	705	16,423	17,128	(11,603)	5,525	9,097
Parkways, The	Garden	Jun-04	Chicago, IL	1925	446	3,426	23,257	19,236	3,427	42,492	45,919	(19,968)	25,951	19,646
Pavilion	High Rise	Mar-04	Philadelphia, PA	1976	296	—	15,415	1,710	—	17,125	17,125	(6,654)	10,471	7,895
Pleasant Hills	Garden	Apr-05	Austin, TX	1982	100	1,229	2,631	3,558	1,229	6,189	7,418	(2,756)	4,662	3,092
Plummer Village	Mid Rise	Mar-02	North Hills, CA	1983	75	666	2,647	1,643	667	4,289	4,956	(2,486)	2,470	2,478
Portner Place	Town Home	Jan-06	Washington, DC	1980	48	698	3,753	923	697	4,677	5,374	(1,378)	3,996	6,171
River's Edge	Town Home	Jan-06	Greenville, MI	1983	49	310	2,097	381	311	2,477	2,788	(1,779)	1,009	174
Riverwoods	High Rise	Jan-06	Kankakee, IL	1983	125	598	4,931	3,509	598	8,440	9,038	(2,432)	6,606	3,896
Round Barn Manor	Garden	Mar-02	Champaign, IL	1979	156	810	5,134	5,929	810	11,063	11,873	(2,867)	9,006	4,765
San Jose Apartments	Garden	Sep-05	San Antonio, TX	1970	220	234	5,770	11,774	234	17,544	17,778	(6,877)	10,901	4,635
San Juan Del Centro	Mid Rise	Sep-05	Boulder, CO	1971	150	439	7,110	12,638	440	19,747	20,187	(8,019)	12,168	12,133
Shoreview	Garden	Oct-99	San Francisco, CA	1976	156	1,476	19,071	19,110	1,476	38,181	39,657	(22,537)	17,120	18,930
South Bay Villa	Garden	Mar-02	Los Angeles, CA	1981	80	1,352	2,770	3,775	1,352	6,545	7,897	(5,196)	2,701	2,921
St. George Villas	Garden	Jan-06	St. George, SC	1984	40	86	1,025	120	86	1,145	1,231	(779)	452	446
Stonegate Apts	Mid Rise	Jul-09	Indianapolis, IN	1920	52	122	2,923	464	122	3,387	3,509	(1,202)	2,307	1,901
Summit Oaks	Town Home	Jan-06	Burke, VA	1980	50	381	4,930	381	382	5,310	5,692	(2,286)	3,406	2,935
Tamarac Pines Apartments I	Garden	Nov-04	Woodlands, TX	1980	144	363	2,775	3,761	363	6,536	6,899	(2,988)	3,911	3,962
Tamarac Pines Apartments II	Garden	Nov-04	Woodlands, TX	1980	156	266	3,195	4,196	266	7,391	7,657	(3,416)	4,241	4,292
Terry Manor	Mid Rise	Oct-05	Los Angeles, CA	1977	170	1,997	5,848	6,590	1,997	12,438	14,435	(8,479)	5,956	6,637
Tompkins Terrace	Garden	Oct-02	Beacon, NY	1974	193	872	6,827	13,594	872	20,421	21,293	(6,776)	14,517	7,507

						(2)		(3)
		(1)				Initial Cost		Cost Capitalized	December 31, 2012
	Property	Date		Year	Number		Buildings and	Subsequent to		Buildings and	(4)	Accumulated	Total Cost
Property Name	Type	Consolidated	Location	Built	of Units	Land	Improvements	Consolidation	Land	Improvements	Total	Depreciation (AD)	Net of AD	Encumbrances

University Square	High Rise	Mar-05	Philadelphia, PA	1978	442	702	12,201	11,473	702	23,674	24,376	(9,679)	14,697	17,813
Van Nuys Apartments	High Rise	Mar-02	Los Angeles, CA	1981	299	3,576	21,226	21,481	3,576	42,707	46,283	(11,801)	34,482	24,974
Verdes Del Oriente	Garden	Jan-10	San Pedro, CA	1976	113	1,139	7,044	582	1,139	7,626	8,765	(3,456)	5,309	5,157
Villa de Guadalupe	Garden	Jan-10	San Jose, CA	1982	101	1,781	7,197	344	1,781	7,541	9,322	(2,867)	6,455	6,779
Village Oaks	Mid Rise	Jan-06	Catonsville, MD	1980	181	2,127	5,188	1,883	2,127	7,071	9,198	(5,291)	3,907	3,754
Villas of Mount Dora (5)	Garden	Jan-10	Mt. Dora, FL	1979	70	322	1,828	239	323	1,534	1,857	(265)	1,592	1,583
Wah Luck House	High Rise	Jan-06	Washington, DC	1982	153	—	7,772	722	—	8,494	8,494	(2,357)	6,137	7,452
Walnut Hills	High Rise	Jan-06	Cincinnati, OH	1983	198	826	5,608	5,405	826	11,013	11,839	(4,018)	7,821	5,500
Washington Square West	Mid Rise	Sep-04	Philadelphia, PA	1982	132	582	11,169	6,710	582	17,879	18,461	(11,841)	6,620	3,700
Whitefield Place	Garden	Apr-05	San Antonio, TX	1980	80	219	3,151	2,681	219	5,832	6,051	(2,847)	3,204	2,154
Willow Wood	Garden	Mar-02	North Hollywood, CA	1984	19	1,051	840	237	1,051	1,077	2,128	(377)	1,751	1,030
Winter Gardens	High Rise	Mar-04	St Louis, MO	1920	112	300	3,072	4,596	300	7,668	7,968	(1,982)	5,986	3,592
Woodland Hills	Garden	Oct-05	Jackson, MI	1980	125	320	3,875	4,538	321	8,412	8,733	(4,521)	4,212	3,469
Total Affordable Properties					10,370	59,746	487,870	362,479	59,751	849,812	909,563	(401,608)	507,955	461,691
Other (6)					—	1,756	2,442	6,288	1,754	8,732	10,486	(3,600)	6,886	—
Total					66,107	$2,033,012	$3,872,020	$2,528,790	$1,943,166	$6,390,253	$8,333,419	$(2,820,765)	$5,512,654	$4,688,447

(1) Date we acquired the property or first consolidated the partnership which owns the property.
(2) For 2008 and prior periods, costs to acquire the noncontrolling interest’s share of our consolidated real estate partnerships were capitalized as part of the initial cost.
(3) Costs capitalized subsequent to consolidation includes costs capitalized since acquisition or first consolidation of the partnership/property.
(4) The aggregate cost of land and depreciable property for federal income tax purposes was approximately $3.6 billion at December 31, 2012.
(5) The current carrying value of the property reflects an impairment loss recognized during the current period or prior periods.
(6) Other includes land parcels, commercial properties and other related costs. We exclude such properties from our residential unit counts.
APARTMENT INVESTMENT AND MANAGEMENT COMPANY
AIMCO PROPERTIES, L.P.
SCHEDULE III: REAL ESTATE AND ACCUMULATED DEPRECIATION
For the Years Ended December 31, 2012, 2011 and 2010
(In Thousands)

	2012	2011	2010
Real Estate Balance at beginning of year	8,917,137	9,468,165	9,718,978
Additions during the year:
Newly consolidated assets	—	—	69,410
Acquisitions	131,374	44,681	—
Capital additions	272,103	207,263	175,329
Deductions during the year:
Casualty and other write-offs (1)	(62,589)	(192,542)	(15,865)
Reclassification of real estate included in sale of asset management business (Note 3)	(160,420)	—	—
Sales	(764,186)	(610,430)	(479,687)
Balance at end of year	8,333,419	8,917,137	9,468,165
Accumulated Depreciation Balance at beginning of year	2,872,190	2,934,912	2,723,844
Additions during the year:
Depreciation	353,414	382,213	422,099
Newly consolidated assets	(7,439)	—	(12,348)
Deductions during the year:
Casualty and other write-offs (1)	(39,430)	(173,941)	(4,831)
Reclassification of real estate included in sale of asset management business (Note 3)	(33,394)	—	—
Sales	(324,576)	(270,994)	(193,852)
Balance at end of year	2,820,765	2,872,190	2,934,912

(1)	Includes the write-off of fully depreciated assets totaling $38.7 million and $165.9 million during the years ended December 31, 2012 and 2011, respectively.